EMPLOYEE BENEFIT PLANS (Components of the Net Cost of Retirement Income and Health Care Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Retirement Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 3	$ 4	$ 0
Interest cost	27	24	29
Expected return on plan assets	(25)	(29)	(31)
Amortization of unrecognized items	11	12	8
Total	16	11	6
Retirement Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	1
Interest cost	2	2	3
Expected return on plan assets	0	0	0
Amortization of unrecognized items	(4)	(2)	(3)
Total	$ (1)	$ 1	$ 1